UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Municipal Money Market Fund Fidelity® Municipal Money Market Fund : FTEXX

This annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 39	0.39%

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$3,851,130,879
Number of Holdings	607
Total Advisory Fee	$14,873,572
What did the Fund invest in?
(as of August 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	20.5
8-30	57.1
31-60	7.3
61-90	3.2
91-180	2.5
>180	10.3

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.7
Tender Option Bond - 30.7
Municipal Securities - 15.3
Commercial Paper - 7.8
Net Other Assets (Liabilities) - 11.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913584.102    10-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Money Market Fund	$38,900	$2,900	$2,200	$1,100

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Money Market Fund	$39,500	$3,000	$2,200	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
PwC	$14,567,300	$14,644,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Money Market Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Money Market Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 15.3%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Arizona - 0.0%
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2027 (c)	105,000	106,747
Colorado - 0.1%
Colorado - 0.1%
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facs Auth Rev Series 2016 C, 5% tender 11/15/2036 (b)	1,710,000	1,717,865
General Obligations - 0.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2018 A, 5% 12/15/2026	500,000	503,140
TOTAL COLORADO		2,221,005
Connecticut - 0.5%
Connecticut - 0.5%
General Obligations - 0.5%
Connecticut St Gen. Oblig. 5% 9/15/2026	1,165,000	1,165,981
Darien CT BAN 3.5% 4/22/2027	2,100,000	2,113,738
Greenwich Conn Gen. Oblig. BAN Series 2026, 4% 2/4/2027	500,000	501,936
Middlefield Conn Gen. Oblig. BAN 4% 10/14/2026	2,675,000	2,679,456
Regional Sch Dist No 13 CT BAN 3.5% 10/21/2026	4,300,000	4,305,452
Watertown CT Gen. Oblig. BAN 3.5% 10/28/2026	8,500,000	8,512,818

TOTAL CONNECTICUT		19,279,381
District Of Columbia,Virginia - 0.2%
District Of Columbia,Virginia - 0.2%
Transportation - 0.2%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	105,000	105,167
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	1,125,000	1,126,881
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	675,000	676,195
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2026 (c)	415,000	415,753
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	2,940,000	2,945,099
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,430,000	1,432,430

TOTAL DISTRICT OF COLUMBIA,VIRGINIA		6,701,525
Florida - 0.4%
Florida - 0.4%
Escrowed/Pre-Refunded - 0.3%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2039 (Pre-refunded to 10/1/2026 at 100) (c)	1,365,000	1,367,582
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2041 (Pre-refunded to 10/1/2026 at 100) (c)	3,085,000	3,090,965
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (c)	4,780,000	4,788,979
		9,247,526
Transportation - 0.0%
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (c)	115,000	115,206
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2026 (c)	1,435,000	1,437,799
		1,553,005
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2025 B, 5% 10/1/2026	3,900,000	3,907,260
TOTAL FLORIDA		14,707,791
Georgia - 0.1%
Georgia - 0.1%
General Obligations - 0.1%
Cobb Cnty GA Schl Dist TAN Series 2026, 4% 12/15/2026	2,300,000	2,309,126
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2026 B1, 5% 7/1/2027 (c)	450,000	457,868
Atlanta GA Arpt Rev Series 2026 B2, 5% 7/1/2027 (c)	1,270,000	1,292,204
		1,750,072
TOTAL GEORGIA		4,059,198
Idaho - 0.0%
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 2.65% tender 12/1/2048 (b)	1,400,000	1,400,000
Illinois - 1.7%
Illinois - 1.7%
Escrowed/Pre-Refunded - 0.1%
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	2,705,000	2,720,990
Illinois Finance Authority Rev 5% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	620,000	626,490
		3,347,480
General Obligations - 0.5%
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	1,675,000	1,682,557
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,360,000	1,363,849
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	141,110
Illinois St Gen. Oblig. 5% 3/1/2027	400,000	404,523
Illinois St Gen. Oblig. 5% 4/1/2027	2,700,000	2,734,393
Illinois St Gen. Oblig. 5% 4/1/2027	700,000	708,917
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	1,970,000	1,980,044
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2026	900,000	904,593
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	2,100,000	2,101,373
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,445,000	5,463,895
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	800,000	801,425
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	400,000	400,639
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	700,000	707,798
Illinois St Gen. Oblig. Series MARCH 2021 B, 5% 3/1/2027	790,000	798,122
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2026	1,400,000	1,404,795
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2027	110,000	110,974
		21,709,007
Health Care - 1.1%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 2.58% tender 4/1/2051 (b)(h)	40,690,000	40,690,000
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	595,000	600,881
		41,290,881
Special Tax - 0.0%
Illinois St Sales Tax Rev 5% 6/15/2027	500,000	508,128
TOTAL ILLINOIS		66,855,496
Indiana - 0.3%
Indiana - 0.3%
Escrowed/Pre-Refunded - 0.0%
Indiana St Fin Auth Rev Series 2016 A, 4% 3/1/2044 (Pre-refunded to 9/1/2026 at 100)	600,000	600,000
Health Care - 0.3%
Indiana St Fin Auth Rev (Trinity Health Proj.) 2.65% tender 12/1/2026 CP mode	10,900,000	10,900,000
TOTAL INDIANA		11,500,000
Kansas - 0.5%
Kansas - 0.5%
Escrowed/Pre-Refunded - 0.0%
Wyandotte County KS Unified School District 500 Series A, 5.5% 9/1/2047 (Pre-refunded to 9/1/2026 at 100)	1,000,000	1,000,000
General Obligations - 0.5%
City of Leawood KS Gen. Oblig. BAN Series 2026 1, 4% 9/1/2027	6,000,000	6,072,152
Lawrence KS Gen. Oblig. Series 2026 I, 4% 5/1/2027	400,000	403,276
Wichita KS Gen. Oblig. BAN 5% 10/15/2026	1,705,000	1,709,718
Wichita KS Gen. Oblig. BAN Series 324, 4% 10/15/2026	8,400,000	8,413,929
		16,599,075
TOTAL KANSAS		17,599,075
Kentucky - 0.1%
Kentucky - 0.1%
General Obligations - 0.1%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 B, 5% 11/1/2026	500,000	501,916
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025 B, 5% 9/1/2026	700,000	700,000
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2026	1,215,000	1,215,000
Kentucky State Property & Building Commission (Kentucky St Proj.) Series A, 5% 3/1/2027	1,200,000	1,214,351

TOTAL KENTUCKY		3,631,267
Maine - 0.1%
Maine - 0.1%
General Obligations - 0.1%
Cape Elizabeth ME BAN Series 2026A, 5% 11/30/2026	4,400,000	4,427,668
Maryland - 0.1%
Maryland - 0.1%
General Obligations - 0.1%
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2027	1,630,000	1,650,461
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2018, 5% 10/1/2026	505,000	506,017
TOTAL MARYLAND		2,156,478
Massachusetts - 0.5%
Massachusetts - 0.5%
General Obligations - 0.5%
Greater Fall River Vocational School District BAN 4% 8/19/2027	7,000,000	7,074,123
Hopkinton MA BAN 3.5% 6/8/2027	10,400,000	10,466,777

TOTAL MASSACHUSETTS		17,540,900
Michigan - 0.6%
Michigan - 0.6%
General Obligations - 0.0%
Utica MI Cmnty Schs Series 2026, 5% 5/1/2027 (State of Michigan Guaranteed)	1,350,000	1,371,005
Health Care - 0.6%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.53% tender 1/15/2047 (b)(h)	18,435,000	18,435,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2027	1,400,000	1,420,180
		19,855,180
TOTAL MICHIGAN		21,226,185
Minnesota - 0.0%
Minnesota - 0.0%
General Obligations - 0.0%
Hennepin Cnty Minn Gen. Oblig. Series 2025D, 5% 12/1/2026	800,000	804,691
Moorhead Minn ISD No 152 Series 2026A, 5% 2/1/2027 (Minnesota St Guaranteed)	1,000,000	1,009,985

TOTAL MINNESOTA		1,814,676
Missouri - 0.2%
Missouri - 0.2%
Special Tax - 0.2%
Missouri St Hwys & Trans Commn Series 2026A, 5% 5/1/2027	7,400,000	7,513,679
Nebraska - 0.0%
Nebraska - 0.0%
Housing - 0.0%
Nebraska Invt Fin Auth Single Family Hsg Rev (NE Single Family Hsg Proj.) Series 2026F, 3.1% 3/1/2027 (c)	600,000	600,000
New Jersey - 2.7%
New Jersey - 2.7%
General Obligations - 2.7%
Bergen County Improvement Authority Gen. Oblig. RAN 4% 5/19/2027	600,000	605,491
Bordentown Twp NJ Ban Gen. Oblig. BAN Series 2026A, 3.5% 3/25/2027	5,070,000	5,102,551
Brick Twp NJ Gen. Oblig. BAN Series 2026, 3.5% 3/12/2027	3,426,639	3,447,244
Burlington Cnty NJ Gen. Oblig. BAN Series 2026A, 3.5% 6/15/2027	16,900,000	17,009,931
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2026, 3.5% 6/22/2027	2,422,000	2,436,046
Collingswood NJ Gen. Oblig. BAN 3.5% 3/10/2027	1,850,000	1,860,342
Edison Twp NJ Gen. Oblig. BAN Series 2025, 4% 11/5/2026	7,800,000	7,820,183
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2025, 4% 3/12/2027	6,330,000	6,384,190
Freehold Township NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/19/2026	8,200,000	8,209,451
Hamilton Twp Mercer CO NJ Gen. Oblig. BAN Series 2026 A, 3.5% 5/12/2027	3,600,000	3,622,358
Hazlet Twp NJ Gen. Oblig. BAN Series 2025 A, 3.5% 11/4/2026	3,763,000	3,768,915
Hudson Cnty NJ Impt Auth Lease Rev Gen. Oblig. BAN Series 2026 A 1, 3.5% 3/1/2027	2,020,000	2,032,012
New Jersey Trans Trust Fund Auth 5% 12/15/2026	905,000	910,653
North Wildwood NJ Gen. Oblig. BAN 4% 7/28/2027	2,800,000	2,827,796
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	6,500,000	6,509,767
Point Pleasant NJ Gen. Oblig. BAN Series 2026B, 4% 8/6/2027	2,300,000	2,323,051
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	9,700,000	9,712,319
Vernon Twp NJ Ban Gen. Oblig. BAN 4% 8/20/2027	3,600,000	3,634,468
Verona Twp NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/21/2026	2,100,000	2,102,578
West Caldwell Twp NJ Gen. Oblig. BAN Series 2026, 4% 9/1/2027 (g)	2,100,000	2,125,536
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	3,700,000	3,701,076
Westfield NJ Gen. Oblig. BAN 4% 11/6/2026	2,700,000	2,704,592
Woodcliff Lake NJ Gen. Oblig. BAN 3.75% 9/18/2026	2,200,000	2,200,897
		101,051,447
Housing - 0.0%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	1,800,000	1,799,851
Transportation - 0.0%
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2027	580,000	584,443
New Jersey Turnpike Authority Series 2025B, 5% 1/1/2027	500,000	503,830
		1,088,273
TOTAL NEW JERSEY		103,939,571
New Mexico - 0.1%
New Mexico - 0.1%
Housing - 0.1%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	2,600,000	2,600,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	1,130,000	1,130,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	220,000	220,000

TOTAL NEW MEXICO		3,950,000
New York - 3.7%
New York - 3.7%
General Obligations - 3.7%
Batavia NY City Sch Dist BAN Series 2026, 4% 7/20/2027	5,590,000	5,647,065
Briarcliff Manor NY Gen. Oblig. BAN Series 2026 B, 4% 7/23/2027	2,600,000	2,628,151
Hempstead Vlg NY Gen. Oblig. BAN Series 2026, 3.5% 4/30/2027	2,900,000	2,916,410
Honeoye Falls Lima NY Cnt Sdst BAN Series 2026, 3.5% 6/23/2027	6,771,070	6,815,739
Ithaca City NY City Sch Dist BAN Series 2026, 4% 7/9/2027	3,500,000	3,537,427
Lakeland Cent Sch Dis NY BAN Series 2026, 3.5% 6/22/2027	6,500,000	6,515,434
Lindenhurst NY Uni Fr Sch Dst TAN 4% 6/24/2027 (g)	7,900,000	7,971,100
Livingston Cnty NY Gen. Oblig. BAN 3.5% 12/11/2026	3,761,560	3,761,560
Lockport City NY Sch Dist BAN Series 2026, 4% 7/22/2027 (g)	1,300,000	1,311,738
Montgomery NY Gen. Oblig. BAN Series 2026 B, 4% 5/26/2027	6,527,000	6,571,430
Niskayuna NY Cent Sch Dist BAN Series 2026, 3.5% 6/25/2027	4,100,000	4,124,988
North Hempstead NY Gen. Oblig. BAN Series 2026A, 4% 3/19/2027	22,100,000	22,306,159
North Hempstead NY Gen. Oblig. BAN Series 2026B, 4% 9/17/2027 (g)	20,000,000	20,237,400
North Rose-Wolcott NY Cent Sch Dist BAN Series 2026, 4% 7/23/2027	2,600,000	2,623,822
North Syracuse NY Cent Sch Dst BAN Series 2026B, 4% 6/24/2027	3,500,000	3,530,356
Penfield Csd NY BAN Series 2026, 4% 6/24/2027	1,900,000	1,919,199
Pittsford NY Cent Sch Dist BAN Series 2026, 3.5% 6/25/2027	7,300,000	7,346,213
Rochester NY Gen. Oblig. BAN Series 2026 III, 4% 7/29/2027	10,000,000	10,105,829
Southern Cayuga Cent Sch Dist NY BAN Series 2026 B, 4% 7/15/2027	1,600,000	1,615,397
Tonawanda City School District BAN Series 2026, 3.5% 6/11/2027	7,900,000	7,950,717
Union Endicott NY Cent Sch Dist BAN Series 2026, 4% 6/25/2027	5,100,000	5,149,632
Webster Town NY Gen. Oblig. BAN Series 2026, 4% 8/24/2027	9,100,000	9,200,317

TOTAL NEW YORK		143,786,083
North Carolina - 0.0%
North Carolina - 0.0%
General Obligations - 0.0%
State of North Carolina (North Carolina St Proj.) Gen. Oblig. Series 2025B, 5% 5/1/2027	1,000,000	1,016,131
Ohio - 0.9%
Ohio - 0.9%
General Obligations - 0.6%
Bay Village Ohio Gen. Oblig. BAN 4% 12/17/2026	900,000	902,767
Cleveland OH Gen. Oblig. BAN Series 2025, 4% 12/9/2026	2,800,000	2,810,136
County of Muskingum OH Gen. Oblig. BAN Series 2025A, 4% 12/15/2026	4,200,000	4,215,047
Delaware OH Gen. Oblig. BAN Series 2026, 3.75% 4/14/2027	1,400,000	1,409,666
Hamilton OH Gen. Oblig. BAN Series 2025, 4% 12/15/2026	2,600,000	2,610,200
Kettering Ohio City Sch Dist BAN Series 2026, 5% 12/15/2026	400,000	402,173
Lakewood OH Gen. Oblig. BAN 4% 4/7/2027	3,200,000	3,210,948
Lebanon OH Gen. Oblig. BAN 4% 1/21/2027	800,000	803,806
Monroe OH Gen. Oblig. BAN 4% 8/19/2027	1,000,000	1,009,361
Monroe OH Loc Sch Dist BAN 4% 12/2/2026	2,800,000	2,808,443
North Olmsted OH Gen. Oblig. BAN Series 2026, 4% 6/23/2027 (f)	600,000	606,134
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series 2025A, 5% 10/1/2026	700,000	701,405
Solon OH Go Gen. Oblig. BAN 4% 12/8/2026	1,400,000	1,404,387
Springfield OH Gen. Oblig. BAN Series 2026, 4% 3/23/2027	1,400,000	1,411,470
State of Ohio Gen. Oblig. Series 2025A, 5% 9/1/2026	400,000	400,000
State of Ohio Gen. Oblig. Series 2025D, 5% 11/1/2026	600,000	602,368
State of Ohio Series 2025A, 5% 12/1/2026	400,000	402,375
Vandalia City OH Gen. Oblig. BAN Series 2025, 4% 12/2/2026	1,400,000	1,404,364
Wyoming OH Gen. Oblig. BAN Series 2026, 4% 10/13/2026 (f)	700,000	701,141
		27,816,191
Health Care - 0.3%
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 2.65% tender 12/1/2046 (b)	3,345,000	3,345,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.59% tender 11/19/2026 CP mode (b)	4,100,000	4,100,000
		7,445,000
TOTAL OHIO		35,261,191
Oregon - 0.0%
Oregon - 0.0%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2025 K, 5% 11/1/2026	1,030,000	1,034,103
Pennsylvania - 0.2%
Pennsylvania - 0.2%
General Obligations - 0.2%
Pennsylvania St 5% 9/1/2026	2,200,000	2,200,000
Pennsylvania St Gen. Oblig. 5% 9/1/2026	565,000	565,000
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2026	710,000	710,559
Pennsylvania St Gen. Oblig. Series 2026, 5% 4/1/2027	3,400,000	3,446,615

TOTAL PENNSYLVANIA		6,922,174
Rhode Island - 0.6%
Rhode Island - 0.6%
General Obligations - 0.6%
Barrington RI BAN 3.5% 5/27/2027	23,800,000	23,958,409
South Carolina - 0.6%
South Carolina - 0.6%
General Obligations - 0.6%
Clover SC Sch Dist No 2 York Cnty BAN Series 2025, 5% 10/1/2026	2,290,000	2,294,412
South Carolina Assn Govt Orgt (South Carolina St Proj.) Gen. Oblig. 5% 3/1/2027 (g)	20,000,000	20,207,001
York Cnty SC Sch Dist No 4 Fort Mill BAN 4% 10/7/2026	505,000	505,528

TOTAL SOUTH CAROLINA		23,006,941
Texas - 0.6%
Texas - 0.6%
Education - 0.0%
Texas St Univ Sys Fing Rev Series 2026A, 5% 3/15/2027	1,300,000	1,315,729
Electric Utilities - 0.0%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2026	400,000	401,883
General Obligations - 0.6%
Frisco Tex Indpt Sch Dis Series 2026, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,187,769
Houston TX Indpt Sch Dist Series 2026, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	11,000,000	11,113,003
Keller Texas Indpt School Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,800,000	1,820,368
Travis Cnty TX Gen. Oblig. Series 2026, 5% 3/1/2027	2,100,000	2,123,575
Travis Cnty TX Gen. Oblig. Series 2026, 5% 3/1/2027	1,200,000	1,213,408
		17,458,123
Special Tax - 0.0%
Texas State Gen. Oblig. Series 2025, 5% 10/1/2026	1,000,000	1,001,979
Water & Sewer - 0.0%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2026	535,000	537,469
Tarrant Regl Wtr Dist Tex Wtr 5% 3/1/2027	1,300,000	1,315,835
Texas Wtr Dev Brd Series 2022, 5% 10/15/2026	415,000	416,202
		2,269,506
TOTAL TEXAS		22,447,220
Virginia - 0.1%
Virginia - 0.1%
General Obligations - 0.0%
Virginia College Bldg Auth Edl (Virginia St Proj.) 5% 2/1/2027	1,035,000	1,045,260
Housing - 0.1%
Virginia Housing Development Authority (VA Comm Mortgage Proj.) Series 2026 J, 2.8% tender 1/1/2057 (b)	2,520,000	2,519,762
TOTAL VIRGINIA		3,565,022
Washington - 0.2%
Washington - 0.2%
General Obligations - 0.1%
King Cnty WA Sch Dist No 405 Bellevue Series 2026, 5% 12/1/2026 (State of Washington Guaranteed)	3,100,000	3,118,924
Snohomish Cnty WA Sch Dist #6 Mukilteo 5% 12/1/2026 (State of Washington Guaranteed)	1,100,000	1,106,663
Snohomish Cnty Wash SD No 201 Series 2025, 5% 12/1/2026 (State of Washington Guaranteed)	900,000	904,965
		5,130,552
Transportation - 0.1%
Port Seattle WA Rev Series 2021, 5% 9/1/2026 (c)	585,000	585,000
Port Seattle WA Rev Series 2026 B, 5% 4/1/2027 (c)	1,550,000	1,567,574
Port Seattle WA Rev Series D, 5% 5/1/2027 (c)	110,000	111,497
		2,264,071
Water & Sewer - 0.0%
Everett WA Wtr & Swr Rev Series 2025, 5% 12/1/2026	1,500,000	1,509,354
TOTAL WASHINGTON		8,903,977
Wisconsin - 0.2%
Wisconsin - 0.2%
General Obligations - 0.2%
Madison WI Met Sch Dist TRAN Series 2025, 5% 9/1/2026	5,100,000	5,100,000
Wisconsin St Gen. Oblig. Series 2021 B, 5% 5/1/2027	1,185,000	1,203,872
Wisconsin St Gen. Oblig. Series 2026 1, 5% 5/1/2027	190,000	192,927

TOTAL WISCONSIN		6,496,799
TOTAL MUNICIPAL SECURITIES (Cost $587,628,692)		587,628,692

Tender Option Bond - 30.7%
	Principal Amount (a)	Value ($)
Alabama - 1.5%
Alabama Infirmary Health Rev Var Sts Participating VRDN Series 5065, 2.31% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	18,700,000	18,700,000
Black Belt Energy Gas District Participating VRDN 2.33% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	4,375,000	4,375,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 2.33% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,330,000	2,330,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.33% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 XL0702, 2.33% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,175,000	3,175,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 2.33% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN Series 2025 ZL0724, 2.33% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,400,000	3,400,000
Black Belt Energy Gas District Participating VRDN Series 2026 XM1361, 2.33% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,720,000	2,720,000
Black Belt Energy Gas District Participating VRDN Series 2026 XM1362, 2.33% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,100,000	3,100,000
Black Belt Energy Gas District Var Sts Participating VRDN Series 5088, 2.48% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	4,100,000	4,100,000
Black Belt Energy Gas District Var Sts Participating VRDN Series 5104, 2.48% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	3,700,000	3,700,000
Energy Southeast AL Coop District Participating VRDN 2.33% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,000,000	2,000,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 2.32% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,145,000	3,145,000
Southeast Energy Auth Participating VRDN Series 2023 XM1131, 2.33% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	4,000,000	4,000,000
TOTAL ALABAMA		56,145,000
Alaska - 0.1%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.51% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Anchorage AK Port Participating VRDN 2.34% 2/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,900,000	2,900,000
TOTAL ALASKA		3,500,000
Arizona - 0.6%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.48% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	400,000	400,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 2.31% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,170,000	1,170,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.51% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,200,000	1,200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	995,000	995,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	700,000	700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	955,003	955,003
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	700,000	700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.51% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.51% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9258, 2.51% 4/30/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9259, 2.51% 4/30/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9260, 2.58% 5/18/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,600,000	1,600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9270, 2.51% 8/2/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	900,000	900,000
Arizona Ind Dev Auth Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	845,000	845,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.58% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,824,545	1,824,545
Maricopa County Ariz Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9264, 2.58% 6/29/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,400,000	1,400,000
Mesa AZ Util Sys Rev Participating VRDN 2.33% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,000,000	1,000,000
Phoenix Civic Impt Board Arpt Rev Participating VRDN 2.33% 7/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,755,000	2,755,000
TOTAL ARIZONA		23,844,548
California - 1.6%
California Hsg Fin Agy / Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 2.53% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	4,100,000	4,100,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9237, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	53,000,000	53,000,000
Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 2.58% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	480,000	480,000
River Islands Pub Fing Auth Participating VRDN 2.53% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	3,000,000	3,000,000
TOTAL CALIFORNIA		60,580,000
Colorado - 3.3%
Colorado Health Facilities Auth Rev Bonds Participating VRDN 2.31% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,625,000	2,625,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series C 25, 2.33% 8/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	15,000,000	15,000,000
Colorado Health Facs Auth Rev Var Sts Participating VRDN Series 5117, 2.33% 8/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	23,100,000	23,100,000
Denver City & County Arpt Rev Participating VRDN Series 2018 XG0196, 2.36% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	19,475,000	19,475,000
Denver City & County Arpt Rev Participating VRDN Series 2023 XF1513, 2.36% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	15,355,000	15,355,000
Denver City & County Arpt Rev Participating VRDN Series 2024 ZF1771, 2.33% 12/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,665,000	1,665,000
Denver CO Arpt Rev Participating VRDN 2.33% 12/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Denver CO Arpt Rev Participating VRDN Series 2025 ZF1826, 2.32% 12/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	4,420,000	4,420,000
Denver CO City & Cnty Arpt Participating VRDN 2.33% 11/15/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Denver CO City & Cnty Arpt Participating VRDN 2.33% 11/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,050,000	7,050,000
Denver CO City & Cnty Arpt Participating VRDN Series 2023 ZF3204, 2.33% 11/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	3,535,000	3,535,000
Wells Fargo Stage Trust Participating VRDN 2.33% 8/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	26,200,000	26,200,000
TOTAL COLORADO		125,925,000
Connecticut - 2.1%
Connecticut Gen. Oblig. Oblig. Participating VRDN Series 2017 014, 2.32% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(d)	12,800,000	12,800,000
Connecticut Gen. Oblig. Oblig. Participating VRDN Series 2017 016, 2.32% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(d)	67,790,000	67,790,000
TOTAL CONNECTICUT		80,590,000
District Of Columbia,Virginia - 0.0%
Metropolitan Washington Arpt Auth Dulles Toll Road Rev Participating VRDN Series 2020 XF0920, 2.31% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,145,000	2,145,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 2.33% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	920,000	920,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		3,065,000
Florida - 3.0%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.38% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,800,000	3,800,000
Broward FL Arprt Rev Participating VRDN 2.34% 10/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,450,000	3,450,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 2.39% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,200,000	1,200,000
Greater Orlando Arpt Rev Participating VRDN 2.32% 10/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Greater Orlando Aviation Auth Participating VRDN 2.34% 10/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,700,000	1,700,000
Greater Orlando Aviation Auth Participating VRDN 3.18% 10/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,400,000	4,400,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 XL0644, 3.1% 10/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	5,330,000	5,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN 2.31% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,330,000	3,330,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 2.31% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	5,785,000	5,785,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 2.31% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,300,000	1,300,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 3.08% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,950,000	2,950,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 2.31% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,500,000	2,500,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1610, 2.33% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	5,455,000	5,455,000
Hillsborough County Aviation Auth Rev Participating VRDN Series 2023 XF1637, 2.34% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	4,500,000	4,500,000
Hillsborough County Indl Dev Participating VRDN 2.32% 8/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,055,000	3,055,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.48% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	4,010,000	4,010,000
Lee County Arpt Rev Participating VRDN Series 2021 XF1126, 2.36% 10/1/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	3,195,000	3,195,000
Lee County Arpt Rev Participating VRDN Series 2023 XF1523, 2.34% 10/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,430,000	2,430,000
Miami-Dade County Aviation Rev Participating VRDN Series 2023 XX1322, 2.33% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,090,000	4,090,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XG0614, 2.32% 10/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,340,000	3,340,000
Miami-Dade County Aviation Rev Participating VRDN Series 2025 XL0592, 2.32% 10/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,350,000	5,350,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 2.33% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,100,000	6,100,000
Miami-Dade County Participating VRDN 2.36% 10/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	1,555,000	1,555,000
Miami-Dade County Participating VRDN Series 2023 XF1159, 2.36% 10/1/2052 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	780,000	780,000
Miami-Dade School District Gen. Oblig. Participating VRDN Series 2025 CF7023, 2.33% 3/15/2047 (Liquidity Facility Citibank NA) (b)(d)	9,000,000	9,000,000
Miami-Dade School District Gen. Oblig. Participating VRDN Series 2026 CF7087, 2.31% 3/15/2046 (Liquidity Facility Citibank NA) (b)(d)	3,800,000	3,800,000
Sarasota FL Pub Hosp Dist Rev Var Sts Participating VRDN Series 5108, 2.31% 7/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	7,065,000	7,065,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 2.31% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,300,000	3,300,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.38% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,100,000	2,100,000
Tampa Bay Water Participating VRDN 2.31% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,000,000	5,000,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 2.33% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,300,000	2,300,000
TOTAL FLORIDA		115,920,000
Georgia - 1.5%
Atlanta GA Urban Residential Fin Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9266, 2.51% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,100,000	1,100,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.32% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	19,400,000	19,400,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.33% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	14,800,000	14,800,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 2.32% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(d)	8,070,000	8,070,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 2.33% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,925,000	6,925,000
Main St Natural Gas Rev Participating VRDN Series 2026 XM1363, 2.33% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	1,600,000	1,600,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.33% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 2.33% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,880,000	3,880,000
TOTAL GEORGIA		56,475,000
Idaho - 0.0%
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 2.31% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	910,000	910,000
Illinois - 2.5%
Chicago IL / Line of CR NT ig. Participating VRDN Series E 169, 2.34% 5/31/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	17,400,000	17,400,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN 2.34% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,810,000	2,810,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2018 XF0723, 2.32% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	13,150,000	13,150,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series 2022 XX1243, 2.32% 1/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,625,000	5,625,000
Chicago O'Hare Intl Arpt Rev Participating VRDN Series G 128, 2.33% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,100,000	3,100,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 2.32% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(d)	780,000	780,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.53% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,200,000	7,200,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 2.31% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	11,050,000	11,050,000
Illinois Finance Authority Rev Participating VRDN 2.31% 8/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN 2.33% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(d)	11,185,000	11,185,000
Illinois Housing Development Authority Participating VRDN 2.31% 10/1/2042 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,705,000	1,705,000
Illinois Housing Development Authority Participating VRDN 2.31% 10/1/2043 (Liquidity Facility Citibank NA) (b)(d)	2,140,000	2,140,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.58% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,900,000	10,900,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.33% 1/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,670,000	2,670,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 2.34% 1/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,000,000	1,000,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 2.32% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,300,000	1,300,000
Regional Transn Auth IL Participating VRDN Series 2025 ZF3399, 2.31% 6/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,875,000	1,875,000
TOTAL ILLINOIS		97,890,000
Indiana - 0.1%
Indiana Fin Auth Health Sys Rev Participating VRDN 2.31% 10/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,790,000	4,790,000
Iowa - 0.0%
Iowa Fin Auth Rev Participating VRDN Series 2026 MIZ9261, 2.58% 5/27/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	700,000	700,000
Kansas - 0.1%
University Kansas Hosp Auth Hlth Fac Rev Participating VRDN 2.31% 9/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,300,000	4,300,000
Kentucky - 0.3%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 2.38% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,400,000	1,400,000
Covington City KY Participating VRDN Series 2024 XL0569, 2.33% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	2,150,000	2,150,000
Kentucky Comm Network Rev Participating VRDN 2.33% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,000,000	3,000,000
Kentucky Economic Dev Fin Auth Rev Participating VRDN Series 2026 BAML5070, 3.15% 2/1/2046 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,700,000	1,700,000
Kentucky Gas Supply Rev Participating VRDN Series 2025 XM1237, 2.33% 6/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,000,000	2,000,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.33% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.33% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
TOTAL KENTUCKY		11,650,000
Louisiana - 0.3%
LA Calcasieu River Bridge Participating VRDN Series 2025 XF3348, 2.32% 9/1/2066 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,000,000	4,000,000
New Orleans Aviation Board Rev Participating VRDN Series 2023 XF3148, 2.33% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,500,000	4,500,000
New Orleans Aviation Board Rev Participating VRDN Series 2025 XG0612, 2.32% 1/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,000,000	2,000,000
TOTAL LOUISIANA		10,500,000
Maryland - 0.2%
Maryland Health & Higher Edl Facilities Auth Rev Participating VRDN Series 2026 BAML5071, 3.08% 7/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,000,000	6,000,000
Michigan - 0.2%
Gerald R Ford Intl Arpt Auth Mich Rev Participating VRDN Series 2026 XF8163, 2.34% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,400,000	2,400,000
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 2.33% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,800,000	3,800,000
TOTAL MICHIGAN		6,200,000
Minnesota - 0.3%
Minnesota Housing Finance Agency Participating VRDN Series 2020 XF2879, 2.31% 7/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,905,000	1,905,000
Plymouth MN Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9268, 2.58% 7/6/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,030,000	1,030,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.58% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,900,000	1,900,000
St Paul Arpt Sys Rev Participating VRDN Series 2025 ZL0683, 2.33% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,755,000	6,755,000
TOTAL MINNESOTA		11,590,000
Mississippi - 0.0%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.51% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,100,000	1,100,000
Missouri - 1.9%
Kansas City Indl Dev Auth Participating VRDN Series 2022 XG0396, 2.36% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	10,000,000	10,000,000
Kansas City Indl Dev Auth Participating VRDN Series 2023 XG0479, 2.36% 3/1/2057 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	2,575,000	2,575,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN 2.33% 3/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,840,000	3,840,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2022 XG0402, 2.36% 3/1/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	5,920,000	5,920,000
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.51% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 2.32% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,900,000	2,900,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 2.33% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	34,100,000	34,100,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.32% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	7,700,000	7,700,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 2.31% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,945,000	1,945,000
St Louis MO Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.51% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.51% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,100,000	1,100,000
TOTAL MISSOURI		71,680,000
Nebraska - 0.1%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 2.33% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	335,000	335,000
Omaha NE Arpt Auth Rev Participating VRDN Series 2026 XL0762, 2.33% 12/15/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	4,100,000	4,100,000
TOTAL NEBRASKA		4,435,000
Nevada - 0.0%
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 2.31% 6/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,585,000	1,585,000
New Jersey,Pennsylvania - 0.0%
Pennsylvania Hsg Fin Agy Spl Ltd Oblig Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.58% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,600,000	1,600,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.58% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,300,000	2,300,000
New Mexico St Hosp Equip Ln Co Participating VRDN Series 2025 005, 2.53% 8/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,800,000	1,800,000
TOTAL NEW MEXICO		4,100,000
New York - 0.8%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.58% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	6,600,000	6,600,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 2.31% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,400,000	4,400,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 2.31% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,595,000	5,595,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2026 MIZ9256, 2.58% 4/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,800,000	2,800,000
New York Trans Dev Corp Participating VRDN 2.38% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	11,925,000	11,925,000
TOTAL NEW YORK		31,320,000
North Carolina - 0.4%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF1974, 2.33% 7/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,300,000	3,300,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 2.31% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,900,000	1,900,000
Greater Asheville Reg'l Arpt Auth Participating VRDN Series 2022 XM1011, 2.34% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,700,000	5,700,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.58% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,800,000	1,800,000
Selma NC Hsg Auth Multi Fam Hsg Rev Bds Participating VRDN 2.51% 7/15/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
TOTAL NORTH CAROLINA		13,700,000
Ohio - 0.7%
Columbus OH Arprt Rev Participating VRDN Series 2025 ZF1973, 2.32% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,500,000	2,500,000
Columbus OH Arpt Rev Participating VRDN 2.32% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,800,000	3,800,000
Columbus OH Arpt Rev Participating VRDN Series 2025 YX1373, 2.32% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,300,000	4,300,000
CommonSpirit Health Participating VRDN Series 2020 MIZ9020, 2.38% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,465,000	1,465,000
Ohio Hosp Rev Participating VRDN Series C 18, 2.32% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,400,000	2,400,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2024 XL0540, 2.31% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,720,000	2,720,000
Ohio University Hospital Participating VRDN Series C 22, 2.32% 1/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	9,910,000	9,910,000
TOTAL OHIO		27,095,000
Oregon - 0.7%
Deschutes Cnty OR Admin Sch Dist No 1 Participating VRDN Series 2026 CF7076, 2.31% 6/15/2039 (Liquidity Facility Citibank NA) (b)(d)	4,250,000	4,250,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9265, 2.51% 6/30/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	700,000	700,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.51% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	500,000	500,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 2.51% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	400,000	400,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.51% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,000,000	1,000,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9251, 2.51% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	600,000	600,000
Port of Portland Arpt Rev Participating VRDN 2.33% 7/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	4,200,000	4,200,000
Port of Portland Arpt Rev Participating VRDN 2.38% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,400,000	1,400,000
Port of Portland Arpt Rev Participating VRDN Series 2024 XF1741, 2.34% 7/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,000,000	2,000,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF1869, 2.34% 7/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,290,000	4,290,000
Port of Portland Arpt Rev Participating VRDN Series 2025 XF8053, 2.33% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,160,000	3,160,000
Port of Portland Arpt Rev Participating VRDN Series 2026 XX1464, 2.33% 7/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,145,000	3,145,000
TOTAL OREGON		25,645,000
Pennsylvania - 1.9%
Allegheny County Arpt Auth Rev Participating VRDN 2.34% 1/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	10,510,000	10,510,000
Allegheny County Arpt Auth Rev Participating VRDN Series 2025 XF1911, 2.32% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,200,000	3,200,000
Cumberland County Muni Auth Rev Participating VRDN 2.32% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,400,000	1,400,000
Los Angeles CA Childrens Hosp Participating VRDN Series 2023 XF1511, 2.32% 7/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	3,880,000	3,880,000
Montgomery County Higher Ed & Health Auth Rev Participating VRDN Series 2023 XG0528, 2.32% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	900,000	900,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.33% 12/31/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	26,995,000	26,995,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.33% 6/30/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,525,000	8,525,000
Pennsylvania Econ Dev Fing Auth Participating VRDN 2.36% 12/31/2062 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,090,000	5,090,000
Pennsylvania St Univ Participating VRDN Series 2025 XF1965, 3.08% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,700,000	1,700,000
Pennsylvania St Univ Participating VRDN Series 2025 XF1966, 2.31% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,000,000	3,000,000
Philadelphia Arpt Rev Participating VRDN Series 2025 XF1912, 2.32% 7/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,995,000	1,995,000
Philadelphia PA Wtr & Wste Rev Participating VRDN Series 2023 XF1606, 2.32% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	2,400,000	2,400,000
Pittsburg PA Arprt Rev Participating VRDN Series 2023 XF1634, 2.34% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,670,000	2,670,000
TOTAL PENNSYLVANIA		72,265,000
South Carolina - 0.2%
South Carolina Pub Svc Auth Rev Participating VRDN Series 2018 XG0209, 2.32% 12/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	4,410,000	4,410,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XL0418, 2.31% 12/1/2056 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,110,000	5,110,000
TOTAL SOUTH CAROLINA		9,520,000
Tennessee - 0.4%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 2.31% 1/1/2042 (Liquidity Facility Citibank NA) (b)(d)	2,000,000	2,000,000
Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,830,000	1,830,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 2.33% 7/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,300,000	3,300,000
Metropolitan Nashville Arpt Auth Rev Participating VRDN 2.34% 7/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,090,000	3,090,000
Shelby Cnty TN Health Edl & Hsg Rev Participating VRDN Series 2025 BAML5067, 2.33% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,410,000	5,410,000
TOTAL TENNESSEE		15,630,000
Texas - 2.0%
Austin Arpt Sys Rev Participating VRDN Series 2022 YX1199, 2.33% 11/15/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,500,000	6,500,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZF3370, 2.31% 3/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,500,000	2,500,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.58% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,600,000	2,600,000
Cypress-Fairbanks TX Isd Participating VRDN Series 2026 CF7081, 2.31% 2/15/2047 (Liquidity Facility Citibank NA) (b)(d)	4,620,000	4,620,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2023 XF3203, 2.43% 7/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,700,000	2,700,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 2.31% 10/1/2046 (Liquidity Facility Citibank NA) (b)(d)	2,900,000	2,900,000
Houston Arpt Sys Rev Participating VRDN Series 2025 ZF8034, 2.33% 7/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,100,000	4,100,000
Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.51% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	800,000	800,000
Lamar TX Isd Participating VRDN Series 2025 XF3414, 2.31% 2/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,670,000	2,670,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 2.33% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	4,000,000	4,000,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.38% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	8,500,000	8,500,000
Medina Valley Tex Indpt Sch Dist Participating VRDN Series 2023 XG0505, 2.32% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	4,000,000	4,000,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.39% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,415,000	5,415,000
San Antonio TX Wtr Rev Participating VRDN 2.31% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,600,000	1,600,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 2.33% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Texas Muni Gas Acquisition & Supply Corp Participating VRDN Series 2023 XM1154, 2.33% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,180,000	2,180,000
Texas Private Activity Bond Surface Trans Corp Participating VRDN 2.34% 12/31/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	4,200,000	4,200,000
Texas State Gen. Oblig. Participating VRDN Series 2025 CF7041, 2.33% 8/1/2037 (Liquidity Facility Citibank NA) (b)(c)(d)	12,425,000	12,425,000
Texas Wtr Dev Brd Participating VRDN 2.31% 10/15/2059 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,355,000	1,355,000
Texas Wtr Dev Brd Participating VRDN Series 2023 XG0530, 2.31% 10/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,600,000	2,600,000
Travis County Hsg Fin Corp / Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9253, 2.51% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	400,000	400,000
Travis County Tex Hsg Fin Corp Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9252, 2.58% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,600,000	1,600,000
TOTAL TEXAS		78,365,000
Utah - 0.8%
Salt Lake City Arpt Rev Participating VRDN Series 2023 XF1550, 2.36% 7/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)(d)	9,195,000	9,195,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0457, 2.32% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,700,000	2,700,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XL0459, 2.32% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,385,000	6,385,000
Salt Lake City Arpt Rev Participating VRDN Series 2023 XM1146, 2.33% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,250,000	4,250,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 ZF1833, 2.32% 7/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,220,000	2,220,000
Salt Lake City Arpt Rev Participating VRDN Series 2025 ZF1848, 2.32% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,280,000	3,280,000
Salt Lake City Arpt. Rev Participating VRDN Series 2025 XL0577, 2.33% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	1,800,000	1,800,000
TOTAL UTAH		29,830,000
Virginia - 0.9%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 2.32% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,300,000	5,300,000
Norfolk VA Sentara Hlth Participating VRDN 2.32% 11/1/2036 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,500,000	2,500,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 2.38% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	18,655,000	18,655,000
University VA Univ Revs Participating VRDN 2.31% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,375,000	3,375,000
Virginia Small Bus Fing Auth Participating VRDN Series 2024 XF3217, 2.33% 12/31/2056 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,600,000	3,600,000
TOTAL VIRGINIA		33,430,000
Washington - 1.0%
Port Seattle WA Rev Participating VRDN Series 2022 XM1027, 2.34% 8/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,100,000	2,100,000
Port Seattle WA Rev Participating VRDN Series 2022 YX1241, 2.33% 8/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,825,000	5,825,000
Port Seattle WA Rev Participating VRDN Series 2023 XF1599, 2.34% 5/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	5,515,000	5,515,000
Port Seattle WA Rev Participating VRDN Series 2025 XM1307, 2.33% 10/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,750,000	3,750,000
Port Seattle WA Rev Participating VRDN Series 2025 YX1427, 2.33% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,990,000	2,990,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3364, 2.33% 8/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,300,000	2,300,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF3400, 2.33% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	2,285,000	2,285,000
Port Seattle WA Rev Participating VRDN Series 2025 ZF8067, 2.34% 7/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,790,000	1,790,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2023 XG0475, 2.32% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	5,285,000	5,285,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 2.33% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,950,000	2,950,000
Washington Hsg Fin Comm Multi Fam Rev Participating VRDN Series 2026 CF7110, 2.33% 10/1/2045 (Liquidity Facility Citibank NA) (b)(d)	900,000	900,000
Washington Multicare Hlth Rev Participating VRDN 2.32% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,300,000	2,300,000
TOTAL WASHINGTON		37,990,000
Wisconsin - 1.1%
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XF8022, 2.38% 12/31/2065 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	28,340,000	28,340,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0680, 2.38% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	10,400,000	10,400,000
Wisconsin Pub Fin Auth Toll Rev Participating VRDN Series 2025 XL0682, 2.38% 12/31/2065 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	2,150,000	2,150,000
TOTAL WISCONSIN		40,890,000
TOTAL TENDER OPTION BOND (Cost $1,180,754,548)		1,180,754,548

Variable Rate Demand Note - 34.7%
	Principal Amount (a)	Value ($)
Alabama - 3.9%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.69% 8/1/2036 VRDN (b)(c)	25,415,000	25,415,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.3% 4/1/2031 VRDN (b)(c)	7,400,000	7,400,000
Mobile AL Indl Dev Brd Rev (Alabama Power & Light Proj.) 3.3% 9/1/2031 VRDN (b)(c)	3,800,000	3,800,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.3% 12/1/2036 VRDN (b)(c)	11,000,000	11,000,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.15% 8/1/2063 VRDN (b)(c)	58,690,000	58,690,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.3% 12/1/2038 VRDN (b)(c)	25,290,000	25,290,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.7% 8/1/2063 VRDN (b)(c)	13,300,000	13,300,000
Wilsonville AL Indl Dev Brd Pollutn Ctl Rev (Alabama Power & Light Proj.) 3.3% 12/1/2030 VRDN (b)(c)	6,480,000	6,480,000
TOTAL ALABAMA		151,375,000
Arizona - 0.4%
Maricopa Cnty AZ Ida ID Rev (Clayton Homes Inc Proj.) 2.36% 8/1/2028, LOC US Bank NA/Cincinnati OH VRDN (b)(c)	3,300,000	3,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.48% 5/1/2029 VRDN (b)	700,000	700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.5% 5/1/2029 VRDN (b)	9,900,000	9,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.5% 5/1/2029 VRDN (b)	2,400,000	2,400,000
TOTAL ARIZONA		16,300,000
Arkansas - 0.6%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.55% 1/2/2033 VRDN (b)(c)	22,900,000	22,900,000
Colorado - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 2.38% 12/1/2038, LOC Wells Fargo Bank NA VRDN (b)	100,000	100,000
Connecticut - 0.9%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) 2.28% 5/15/2039 (Liquidity Facility TD Bank NA) VRDN (b)(c)	15,900,000	15,900,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2017 C 3, 2.28% 11/15/2035 (Liquidity Facility TD Bank NA) VRDN (b)(c)	9,500,000	9,500,000
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 A 2, 2.3% 11/15/2041 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)(c)	10,800,000	10,800,000
TOTAL CONNECTICUT		36,200,000
Delaware - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 3.35% 10/1/2029 VRDN (b)(c)	500,000	500,000
District Of Columbia,Virginia - 0.2%
Metropolitan Wash DC Arpts Ath Series A 1, 2.29% 10/1/2039, LOC TD Bank NA VRDN (b)(c)	6,270,000	6,270,000
Florida - 4.5%
Bay Cny Fla Pcr (Florida Pwr & Lt Co Proj.) Series 2020, 2.45% 6/1/2050 VRDN (b)(c)	26,800,000	26,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.38% 6/1/2045 VRDN (b)(c)	9,800,000	9,800,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 A, 2.4% 12/1/2048 VRDN (b)(c)	4,700,000	4,700,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.4% 12/1/2048 VRDN (b)(c)	4,900,000	4,900,000
Collier Cnty FL Hfa Mfr (Richman Group Affordable Housing Corp (The) Proj.) 2.36% 2/15/2036, LOC Fannie Mae VRDN (b)(c)	4,100,000	4,100,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.4% 4/1/2039 VRDN (b)	4,000,000	4,000,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 2.4% 5/1/2029 VRDN (b)	10,140,000	10,140,000
Fla Hsg Fin Corp Multifamily Mtg Rev (Richman Group Affordable Housing Corp (The) Proj.) 2.37% 12/15/2044, LOC Citibank NA VRDN (b)(c)	10,595,000	10,595,000
Fla Hsg Fin Corp Multifamily Mtg Rev (The Richman Group Of Florida Proj.) 2.33% 4/15/2039, LOC Fannie Mae VRDN (b)(c)	5,095,000	5,095,000
Hillsborough Cnty FL Hfa Rev (Ced Affordable Housing Develpo Ment Inc Proj.) 2.37% 9/15/2035, LOC Fannie Mae VRDN (b)(c)	4,280,000	4,280,000
Hillsborough Cnty FL Hfa Rev (Claymore Housing Ltd Proj.) 2.38% 12/15/2038, LOC Citibank NA VRDN (b)(c)	455,000	455,000
Hillsborough Cnty FL Hfa Rev (Grande Oaks Llc Proj.) 2.36% 2/15/2037, LOC Fannie Mae VRDN (b)(c)	3,500,000	3,500,000
Hillsborough Cnty FL Hfa Rev (Hunter'S Run Llc Proj.) 2.36% 6/15/2036, LOC Fannie Mae VRDN (b)(c)	7,600,000	7,600,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.38% 12/1/2046 VRDN (b)(c)	8,300,000	8,300,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.45% 12/1/2046 VRDN (b)(c)	7,800,000	7,800,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.35% 5/1/2046 VRDN (b)(c)	2,600,000	2,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.45% 5/1/2054 VRDN (b)(c)	26,200,000	26,200,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.38% 5/1/2054 VRDN (b)(c)	28,200,000	28,200,000
TOTAL FLORIDA		169,065,000
Georgia - 2.1%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.1% 11/1/2062 VRDN (b)(c)	25,680,000	25,680,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.15% 11/1/2062 VRDN (b)(c)	15,000,000	15,000,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 3.15% 11/1/2052 VRDN (b)(c)	3,290,000	3,290,000
Gwinette Cnty GA Dev Auth Idr (Curtis 1000 Inc Proj.) 2.45% 5/1/2031, LOC Wells Fargo Bank NA VRDN (b)(c)	6,460,000	6,460,000
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 3.3% 12/1/2037 VRDN (b)(c)	3,300,000	3,300,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.49% 11/1/2047 VRDN (b)(c)	7,800,000	7,800,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.45% 6/1/2049 VRDN (b)(c)	20,000,000	20,000,000
TOTAL GEORGIA		81,530,000
Illinois - 3.4%
Chicago IL Midway Arpt Rev Series 2014 C, 2.36% 1/1/2044, LOC PNC Bank NA VRDN (b)(c)	84,210,000	84,210,000
Chicago IL O'Hare Intl Arpt Rev Spl (Deutsche Lufthansa A G Proj.) 2.38% 5/1/2035, LOC Bayerische Landesbank VRDN (b)(c)	37,770,000	37,770,000
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 2.56% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	2,700,000	2,700,000
Illinois Fin Auth Multifamily Rev (Villagebrook Apartments Lp Proj.) 2.33% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	5,605,000	5,605,000
TOTAL ILLINOIS		130,285,000
Indiana - 1.6%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.38% 12/1/2038 VRDN (b)(c)	37,150,000	37,150,000
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.45% 12/1/2038 VRDN (b)(c)	23,300,000	23,295,338
TOTAL INDIANA		60,445,338
Iowa - 1.5%
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.35% 9/1/2036 VRDN (b)	1,200,000	1,200,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.5% 7/1/2038 VRDN (b)(c)	600,000	600,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.45% 12/1/2047 VRDN (b)(c)	57,050,000	57,050,000
TOTAL IOWA		58,850,000
Kansas - 2.0%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.5% 9/1/2035 VRDN (b)	14,000,000	14,000,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.5% 9/1/2035 VRDN (b)	3,200,000	3,200,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 2.4% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	25,100,000	25,100,000
Chanute KS Indl Dev Rev (Ash Grove Cement Company Proj.) 2.4% 6/1/2035, LOC Bank of America NA VRDN (b)(c)	7,000,000	7,000,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.45% 4/15/2027 VRDN (b)	17,200,000	17,200,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.45% 4/15/2032 VRDN (b)	4,700,000	4,700,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.45% 4/15/2032 VRDN (b)	4,100,000	4,100,000
TOTAL KANSAS		75,300,000
Kentucky - 0.4%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 2.45% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (b)(c)	6,070,000	6,070,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(c)	1,700,000	1,700,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.35% 8/1/2061 VRDN (b)(c)	9,100,000	9,100,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.35% 8/1/2061 VRDN (b)(c)	300,000	300,000
TOTAL KENTUCKY		17,170,000
Louisiana - 1.0%
Louisiana Hsg Fin Agy Multifamily Hsg Rev (Maestri-Murrell Real Estate Proj.) 2.38% 7/1/2040, LOC Freddie Mac Non Gold Pool VRDN (b)	300,000	300,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.33% 12/1/2039 VRDN (b)	6,400,000	6,400,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.33% 8/1/2049 VRDN (b)	1,400,000	1,400,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.4% 12/1/2038 VRDN (b)(c)	18,650,000	18,650,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.05% 12/1/2043 VRDN (b)	5,600,000	5,600,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 3.05% 5/1/2042 VRDN (b)	6,100,000	6,100,000
St James Parish LA Rev (Nucor Corp Proj.) 2.66% 11/1/2040 VRDN (b)	100,000	100,000
TOTAL LOUISIANA		38,550,000
Michigan - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Air Products & Chemicals Inc Proj.) 3.1% 12/1/2042 VRDN (b)	4,450,000	4,450,000
Mississippi - 0.4%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 3.3% 12/1/2027 VRDN (b)(c)	3,700,000	3,700,000
Mississippi Bus Fin Corp Sld Wst Disp Rev (Mississippi Power Co Proj.) Series 1998, 3.05% 5/1/2028 VRDN (b)(c)	10,200,000	10,200,000
TOTAL MISSISSIPPI		13,900,000
Missouri - 0.1%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) 2.3% 5/1/2051 VRDN (b)	4,940,000	4,940,000
Nebraska - 0.2%
County of Washington NE (Cargill Inc Proj.) Series 2012, 2.46% 9/1/2030 VRDN (b)(c)	8,000,000	8,000,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.69% 11/1/2026 VRDN (b)(c)	600,000	600,000
TOTAL NEBRASKA		8,600,000
Nevada - 2.0%
Clark Cnty NV Arpt Rev 2.35% 7/1/2040, LOC Bank of America NA VRDN (b)(c)	15,680,000	15,680,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2003 A, 2.4% 3/1/2038, LOC Mizuho Bank Ltd/New York NY VRDN (b)(c)	50,000,000	50,000,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) Series 2008 A, 2.3% 3/1/2038, LOC MUFG Bank Ltd/New York NY VRDN (b)(c)	11,400,000	11,400,000
TOTAL NEVADA		77,080,000
North Carolina - 0.4%
Cumberland Cnty NC Indl Facs & Pollution Ctl Fing Auth Exempt Facs Rev (Cargill Inc Proj.) Series 2022, 2.32% 8/1/2052 VRDN (b)(c)	8,100,000	8,100,000
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.55% 11/1/2033 VRDN (b)(c)	3,600,000	3,600,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.49% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	2,155,000	2,155,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017D, 3% 10/1/2032, LOC Truist Bank VRDN (b)	1,280,000	1,280,000
TOTAL NORTH CAROLINA		15,135,000
Ohio - 0.2%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 3.05% 6/1/2034, LOC Truist Bank VRDN (b)	2,560,000	2,560,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.33% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	2,135,000	2,135,000
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series F, 2.3% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)(c)	3,500,000	3,500,000
TOTAL OHIO		8,195,000
Oregon - 0.2%
Portland Ore Hsg Auth Rev (Cecelia Limited Partnership Proj.) 2.41% 12/1/2034, LOC Bank of America NA VRDN (b)(c)	2,770,000	2,770,000
Portland Ore Hsg Auth Rev (Trouton Limited Partnership Proj.) 2.41% 4/1/2037, LOC Bank of America NA VRDN (b)(c)	3,570,000	3,570,000
TOTAL OREGON		6,340,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 4/1/2031 VRDN (b)(c)	2,750,000	2,750,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.6% 3/1/2029 VRDN (b)(c)	2,200,000	2,200,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.6% 8/1/2029 VRDN (b)(c)	2,482,000	2,482,000
TOTAL SOUTH CAROLINA		7,432,000
Tennessee - 0.5%
Henderson Tenn Indl Dev Brd Rev (Arvin Sango Inc Proj.) 2.44% 2/1/2042, LOC MUFG Bank Ltd VRDN (b)(c)	10,000,000	10,000,000
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 2.55% 6/1/2036, LOC Truist Bank VRDN (b)	1,700,000	1,700,000
Loudon CO TN Idb Exmpt Fac Rv (Kimberly-Clark Corp Proj.) 2.45% 11/1/2034 VRDN (b)(c)	7,100,000	7,100,000
Montgomery Cnty TN Pub Bldg Au 2.52% 9/1/2029, LOC Bank of America NA VRDN (b)	185,000	185,000
TOTAL TENNESSEE		18,985,000
Texas - 2.7%
Calhoun Cnty Tex Nav Dist Environmental Facs Rev (Formosa Plastics Corp Proj.) 2.35% 5/1/2034, LOC Citibank NA VRDN (b)(c)(f)	8,775,000	8,775,000
Calhoun Port Auth TX Environmental Facs Rev (Formosa Plastics Corp Texas Proj.) 2.4% 11/1/2037, LOC PNC Bank NA VRDN (b)(c)	7,495,000	7,495,000
Harris Cnty TX Hfc Mfhr (Tx Bammel Housing Lp Proj.) 2.33% 2/15/2038, LOC Fannie Mae VRDN (b)(c)	5,680,000	5,680,000
Houston TX Util Sys Rev 2.29% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	650,000	650,000
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.69% 8/1/2038 VRDN (b)(c)	9,700,000	9,700,000
Lower Nchs Vly Ath TX Idcrp Re (Onyx Environmental Svcs Llc Proj.) Series 2003, 2.48% 5/1/2028, LOC Bank of America NA VRDN (b)(c)	10,310,000	10,310,000
Port Arthur TX Navigation District (Air Products & Chemicals Inc Proj.) 2.4% 4/1/2036 VRDN (b)(c)	14,000,000	14,000,000
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev (Sunset Pointe Housing Partnership Ltd., L.P. Proj.) 2.38% 7/15/2039, LOC Fannie Mae VRDN (b)(c)	12,780,000	12,780,000
Texas State Gen. Oblig. 2.35% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	1,310,000	1,310,000
Texas State Gen. Oblig. 2.35% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	4,330,000	4,330,000
Texas State Gen. Oblig. 2.35% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	7,985,000	7,985,000
Texas State Gen. Oblig. 2.4% 12/1/2036 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	12,470,000	12,470,000
Texas State Gen. Oblig. 2.4% 6/1/2034 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	9,320,000	9,320,000
TOTAL TEXAS		104,805,000
Virginia - 0.6%
Arlington Cnty VA Indl Dev Auth Multifamily Rev (Ahc Limited Partnership-18 Proj.) 2.36% 8/1/2047, LOC Freddie Mac Non Gold Pool VRDN (b)(c)	17,150,000	17,150,000
VA Small Business Fing Auth Hosp Rev (Carilion Health System Proj.) Series 2008 A, 3.05% 7/1/2042, LOC Truist Bank VRDN (b)	4,540,000	4,540,000
TOTAL VIRGINIA		21,690,000
Washington - 1.1%
Washington St Hsg Fin Comm Mf (Eagle Ridge, Llc Proj.) 2.37% 8/1/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	9,485,000	9,485,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Teutsch Partners Proj.) Series A, 2.34% 12/15/2041, LOC Federal Home Loan Bank of San Francisco VRDN (b)(c)	31,590,000	31,590,000
TOTAL WASHINGTON		41,075,000
West Virginia - 2.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 2.45% 2/1/2036 VRDN (b)(c)	25,675,000	25,675,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2008 A, 2.44% 2/1/2036 VRDN (b)(c)	42,900,000	42,900,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.69% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	100,000	100,000
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.5% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	13,600,000	13,600,000
TOTAL WEST VIRGINIA		82,275,000
Wisconsin - 1.4%
Green Bay Wis Redev Auth Exempt Fac Redev Rev (Green Bay Wis Pkg Sys Rev Proj.) Series 2019, 2.33% 7/1/2047, LOC Wells Fargo Bank NA VRDN (b)(c)(f)	54,600,000	54,600,000
Wyoming - 0.0%
Laramie Cnty WY Indl Dev Rev (Cheyenne Light, Fuel & Pwr Co Proj.) 2.31% 3/1/2027, LOC Wells Fargo Bank NA VRDN (b)(c)	1,100,000	1,100,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,335,442,338)		1,335,442,338

Commercial Paper - 7.8%
	Yield (%) (i)	Principal Amount (a)	Value ($)
Austin TX Elec Util Sys Rev 2.58% 11/4/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.58	3,900,000	3,900,000
Austin TX Elec Util Sys Rev 2.65% 12/1/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.65	5,900,000	5,900,000
Board of Regents of the University of Texas System 2.39% 9/9/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	3,700,000	3,700,000
Board of Regents of the University of Texas System 2.48% 9/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.48	5,000,000	5,000,000
Board of Regents of the University of Texas System 2.54% 10/15/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.54	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.55% 10/7/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.55	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.55% 9/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.55	25,000,000	25,000,000
Board of Regents of the University of Texas System 2.55% 9/8/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.55	2,800,000	2,800,000
Board of Regents of the University of Texas System 2.55% 9/9/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.55	4,900,000	4,900,000
Board of Regents of the University of Texas System 2.57% 11/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.57	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.59% 10/1/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.59	700,000	700,000
Board of Regents of the University of Texas System 2.59% 10/16/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.59	1,300,000	1,300,000
Board of Regents of the University of Texas System 2.59% 10/2/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.59	5,100,000	5,100,000
Board of Regents of the University of Texas System 2.62% 12/8/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.62	4,800,000	4,800,000
Board of Regents of the University of Texas System 2.63% 11/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	5,200,000	5,200,000
Board of Regents of the University of Texas System 2.63% 11/3/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	5,000,000	5,000,000
Board of Regents of the University of Texas System 2.63% 12/1/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.63	4,800,000	4,800,000
Board of Regents of the University of Texas System 2.65% 12/2/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	5,000,000	5,000,000
Cape Coral Fla 2.63% 9/10/2026, LOC Bank of America NA CP	2.63	1,613,000	1,613,000
City of Houston TX Airport System Revenue 2.75% 9/10/2026, LOC Sumitomo Mitsui Banking Corp/New York CP (c)	2.75	12,000,000	12,000,000
Dallas TX Rapid Transit Sales Tax Rev 2.7% 5/23/2027 CP	2.70	7,400,000	7,400,000
Dallas TX Rapid Transit Sales Tax Rev 2.72% 5/8/2027 CP	2.72	900,000	900,000
Florida Local Government Finance Commission 2.62% 10/7/2026, LOC JPMorgan Chase Bank NA CP	2.62	4,600,000	4,600,000
Georgia Mun Elec Auth Pwr Rev 2.63% 11/4/2026, LOC TD Bank NA CP	2.63	2,900,000	2,900,000
Harris Cnty TX 2.64% 10/2/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.64	6,400,000	6,400,000
Harris Cnty TX 2.64% 10/2/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.64	2,200,000	2,200,000
Houston TX Higher Ed 2.54% 10/21/2026 CP	2.54	2,000,000	2,000,000
Houston TX Util Sys Rev 2.62% 9/30/2026, LOC PNC Bank NA CP	2.62	2,500,000	2,500,000
King Cnty WA 2.6% 11/9/2026 CP	2.60	2,500,000	2,500,000
Maricopa Cnty AZ Ida Rev 2.65% 11/18/2026 CP	2.65	8,000,000	8,000,000
Memphis TN 2.63% 11/3/2026 (Liquidity Facility TD Bank NA) CP	2.63	4,700,000	4,700,000
Memphis TN 2.63% 11/3/2026 (Liquidity Facility TD Bank NA) CP	2.63	1,000,000	1,000,000
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 2.6% 10/5/2026, LOC TD Bank NA CP	2.60	1,900,000	1,900,000
Metropolitan Govt Nashville & Davidson Cnty TN 2.57% 10/22/2026 (Liquidity Facility TD Bank NA) CP	2.57	3,400,000	3,400,000
Metropolitan Govt Nashville & Davidson Cnty TN 2.62% 11/16/2026 (Liquidity Facility TD Bank NA) CP	2.62	3,800,000	3,800,000
Miami-Dade Cnty FL Aviat Rev 2.67% 11/5/2026, LOC Bank of America NA CP (c)	2.67	30,000,000	30,000,000
Michigan St Bldg Auth Rev 2.65% 10/8/2026, LOC JPMorgan Chase Bank NA CP	2.65	2,600,000	2,600,000
New Jersey Educational Facilities Authority 2.45% 10/5/2026 CP	2.45	4,100,000	4,100,000
New Jersey St Edl Facs Auth 2.45% 10/5/2026 CP	2.45	7,823,000	7,823,000
Omaha Public Power District 2.55% 10/6/2026 CP	2.55	6,050,000	6,050,000
Omaha Public Power District 2.58% 10/15/2026 CP	2.58	2,800,000	2,800,000
Omaha Public Power District 2.6% 11/3/2026 CP	2.60	1,000,000	1,000,000
Omaha Public Power District 2.6% 12/3/2026 CP	2.60	1,500,000	1,500,000
Oregon State University 2.56% 9/24/2026, LOC TD Bank NA CP	2.56	3,000,000	3,000,000
South Carolina Jobs Eco Dev A 2.65% 10/15/2026 CP	2.65	2,100,000	2,100,000
Texas St Pub Fin Auth Rev 2.55% 10/8/2026 (Liquidity Facility Texas State) CP	2.55	3,000,000	3,000,000
Texas St Pub Fin Auth Rev 2.58% 10/6/2026 (Liquidity Facility Texas State) CP	2.58	13,300,000	13,300,000
Texas St Pub Fin Auth Rev 2.64% 9/29/2026 (Liquidity Facility Texas State) CP	2.64	3,300,000	3,300,000
Texas St Pub Fin Auth Rev 2.65% 11/4/2026 (Liquidity Facility Texas State) CP	2.65	1,900,000	1,900,000
Texas St Pub Fin Auth Rev 2.65% 9/24/2026 (Liquidity Facility Texas State) CP	2.65	9,000,000	9,000,000
University MN 2.5% 10/6/2026 CP	2.50	2,900,000	2,900,000
University MN 2.55% 9/17/2026 CP	2.55	6,400,000	6,400,000
University TX Perm Univ Fd 2.38% 9/3/2026 CP	2.38	4,200,000	4,200,000
University TX Perm Univ Fd 2.55% 9/8/2026 CP	2.55	5,000,000	5,000,000
University TX Perm Univ Fd 2.62% 12/1/2026 CP	2.62	4,900,000	4,900,000
University TX Perm Univ Fd 2.65% 10/29/2026 CP	2.65	2,400,000	2,400,000
Virginia Small Business Fing Auth Rev 2.63% 11/5/2026 CP	2.63	2,500,000	2,500,000
Wisconsin St 2.65% 4/12/2027 CP	2.65	7,800,000	7,800,000
Wisconsin St 2.69% 5/2/2027 CP	2.69	4,800,000	4,800,000
Wisconsin St 2.7% 5/3/2027 CP	2.70	3,012,000	3,012,000
Wisconsin St 2.72% 5/10/2027 CP	2.72	1,800,000	1,800,000
TOTAL COMMERCIAL PAPER (Cost $303,398,000)			303,398,000

Money Market Funds - 12.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $479,215,559)	2.65	479,119,735	479,215,559

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,886,439,137)	3,886,439,137
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(35,308,258)
NET ASSETS - 100.0%	3,851,130,879

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $129,239,548 or 3.4% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,682,275 or 1.7% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.51% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	1,170,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.51% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025 - 5/13/2026	800,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025 - 6/4/2026	1,200,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025 - 8/3/2026	995,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025 - 8/3/2026	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	955,003

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.51% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	1,000,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.51% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	800,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.51% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9258, 2.51% 4/30/2029 (Liquidity Facility Mizuho Capital Markets LLC)	5/1/2026	800,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9259, 2.51% 4/30/2029 (Liquidity Facility Mizuho Capital Markets LLC)	5/1/2026	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9260, 2.58% 5/18/2029 (Liquidity Facility Mizuho Capital Markets LLC)	5/19/2026	1,600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9270, 2.51% 8/2/2029 (Liquidity Facility Mizuho Capital Markets LLC)	8/3/2026	900,000

Arizona Ind Dev Auth Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	845,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.58% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 8/21/2026	1,824,545

Atlanta GA Urban Residential Fin Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9266, 2.51% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC)	7/1/2026	1,100,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.58% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,300,000

California Hsg Fin Agy / Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 2.53% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/10/2025	4,100,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.58% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 8/21/2026	2,600,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.58% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	10,900,000

Iowa Fin Auth Rev Participating VRDN Series 2026 MIZ9261, 2.58% 5/27/2029 (Liquidity Facility Mizuho Capital Markets LLC)	6/4/2026	700,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.48% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	4,010,000

Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.51% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	800,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.51% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	1,000,000

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9237, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	53,000,000

Los Angeles Multi Fam Hsg Participating VRDN Series 2024 MIZ9189, 2.58% 9/26/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/13/2024	480,000

Maricopa County Ariz Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9264, 2.58% 6/29/2029 (Liquidity Facility Mizuho Capital Markets LLC)	6/30/2026	1,400,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Fac Participating VRDN Series 2024 MIZ9181, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024 - 10/10/2024	1,830,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.51% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,100,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.58% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	6,600,000

New York St Hsg Fin Agy Rev Participating VRDN Series 2026 MIZ9256, 2.58% 4/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	4/2/2026	2,800,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9265, 2.51% 6/30/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/1/2026	700,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.51% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	500,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 2.51% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/3/2025	400,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.51% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/18/2025	1,000,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9251, 2.51% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/2/2026	600,000

Pennsylvania Hsg Fin Agy Spl Ltd Oblig Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.58% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC)	1/8/2026	1,600,000

Plymouth MN Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9268, 2.58% 7/6/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/7/2026	1,030,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.58% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	1,800,000

River Islands Pub Fing Auth Participating VRDN 2.53% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	3,000,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.58% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 8/20/2026	1,900,000

Selma NC Hsg Auth Multi Fam Hsg Rev Bds Participating VRDN 2.51% 7/15/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/16/2026	1,000,000

St Louis MO Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.51% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	600,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.51% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,100,000

Travis County Hsg Fin Corp / Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9253, 2.51% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	400,000

Travis County Tex Hsg Fin Corp Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9252, 2.58% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	1,600,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	346,532,539	1,403,472,366	1,270,789,346	10,468,567	-	-	479,215,559	479,119,735
	346,532,539	1,403,472,366	1,270,789,346	10,468,567	-	-	479,215,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$3,407,223,578
Investments in securities, at value - affiliated issuers	479,215,559
Cash	951
Receivable for investments sold	4,415,000
Receivable for fund shares sold	4,829,834
Interest receivable	16,958,960
Distributions receivable from affiliated funds	892,279
Prepaid expenses	3,990
Total assets	3,913,540,151
Liabilities
Payable for investments purchased	1,140,000
Payable for investments purchased, delayed delivery	51,852,775
Payable for fund shares redeemed	7,381,081
Distributions payable	768,000
Accrued management fee	1,218,378
Other payables and accrued expenses	49,038
Total liabilities	62,409,272
Net Assets	$3,851,130,879
Net assets consist of:
Paid in capital	3,851,114,460
Total accumulated earnings (loss)	16,419
Net Assets	$3,851,130,879

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($3,851,130,879/3,845,460,214 shares)	$1.00

Other Information
Unaffiliated issuers, cost	3,407,223,578
Affiliated issuers, cost	479,215,559
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$10,464,797
Interest	90,362,741
Total investment income	100,827,538
Expenses
Management fee	14,873,572
Custodian fees and expenses	30,990
Independent trustees' fees and expenses	8,456
Registration fees	128,113
Audit	45,906
Legal	2,611
Miscellaneous	7,727
Total expenses	15,097,375
Expense reductions	(960)
Total expenses after reductions	15,096,415
Net investment income (loss)	85,731,123
Net realized gain (loss)
Investments - unaffiliated issuers	113,622
Capital gain distributions from underlying funds - affiliated issuers	3,770
Net realized gain (loss)	117,392
Total change in net unrealized appreciation (depreciation)	-
Net gain (loss)	117,392
Net increase (decrease) in net assets resulting from operations	$85,848,515

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$85,731,123	$99,538,485
Net realized gain (loss)	117,392	77,848
Net increase (decrease) in net assets resulting from operations	$85,848,515	$99,616,333
Distributions to shareholders
Distributions to shareholders	(85,731,105)	(99,533,875)
Total distributions	(85,731,105)	(99,533,875)
Net increase (decrease) in net assets resulting from share transactions	7,387,460	42,390,328
Total increase (decrease) in net assets	7,504,870	42,472,786
Net Assets
Beginning of period	3,843,626,009	3,801,153,223
End of period	$3,851,130,879	$3,843,626,009
Financial Highlights
Fidelity® Municipal Money Market Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.02	.03	.03	.03	.00 B
Net realized and unrealized gain (loss)	- B	- B	.00 B	- B	- B
Total from investment operations	.02	.03	.03	.03	.00 B
Distributions
Distributions from net investment income	(.02)	(.03)	(.03)	(.03)	.00 B
Distributions from net realized gain	-	-	.00 B	-	- B
Total distributions	(.02)	(.03)	(.03)	(.03)	.00 B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.22%	2.64%	3.33%	2.61%	.27%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.39%	.39%	.41%	.42%	.41%
Ratio of expenses to average net assets net of fee waivers, if any	.39%	.39%	.40%	.42%	.26%
Ratio of expenses to average net assets net of all reductions, if any	.39%	.39%	.40%	.42%	.26%
Ratio of net investment income (loss) to average net assets	2.19%	2.60%	3.23%	2.56%	.24%
Net assets, end of period	$3,851,130,879	$3,843,626,009	$3,801,153,223	$3,812,578,031	$4,122,259,837

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Shares of the Fund are only available for purchase by retail shareholders.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date.

The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fidelity® Municipal Money Market Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Municipal Money Market Fund	3,886,439,137	-	-	-

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed tax-exempt income ($)	Undistributed long-term capital gain ($)
Fidelity® Municipal Money Market Fund	2,038	12,142

The tax character of distributions paid was as follows:

August 31, 2026
	Tax-Exempt Income ($)	Total ($)
Fidelity® Municipal Money Market Fund	85,731,105	85,731,105

August 31, 2025
	Tax-Exempt Income ($)	Total ($)
Fidelity® Municipal Money Market Fund	99,533,875	99,533,875

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean the "Fund" as the Fund currently offers only one class of shares.

The Fund's management contract incorporates a basic fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Municipal Money Market Fund	0.39

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Municipal Money Market Fund	0.38

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Municipal Money Market Fund	53,940,000	212,930,000	-

  4. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Municipal Money Market Fund	960

  5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Municipal Money Market Fund
Fidelity® Municipal Money Market Fund	85,731,105	99,533,875
Total	85,731,105	99,533,875

  6. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Municipal Money Market Fund
Shares sold	3,184,894,191	2,493,444,641	3,184,894,189	2,493,444,637
Reinvestment of distributions	76,131,167	90,655,136	76,131,167	90,655,136
Shares redeemed	(3,253,637,899)	(2,541,709,449)	(3,253,637,896)	(2,541,709,445)
Net increase (decrease)	7,387,459	42,390,328	7,387,460	42,390,328

  7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust II and Shareholders of Fidelity Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Money Market Fund (the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2026, $12,201, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 50.44% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.538360.129
MMM-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026